UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Leo Witkamp

Title:           director
Phone:           0031356259213

Signature,       Place,              and Date of Signing:
Leo Witkamp      Hilversum           January 13, 2009




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  26
Form 13F Information Table Value Total:  $169,494

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT & T INC COM                 COM              00206R102     7154   251000 SH       SOLE                   251000        0        0
AMAZON.COM INC COM             COM              023135106     3692    72000 SH       SOLE                    72000        0        0
APPLE INC                      COM              037833100     3073    36000 SH       SOLE                    36000        0        0
CHEVRON CORPORATION COM        COM              166764100     5659    76500 SH       SOLE                    76500        0        0
CISCO SYS INC COM              COM              17275R102     7319   449000 SH       SOLE                   449000        0        0
COLGATE PALMOLIVE CO           COM              194162103     5141    75000 SH       SOLE                    75000        0        0
DISNEY WALT CO COM             COM              254687106     3835   169000 SH       SOLE                   169000        0        0
GENERAL ELEC CO COM            COM              369604103    11421   705000 SH       SOLE                   705000        0        0
GOOGLE INC CL A                COM              38259P508     4922    16000 SH       SOLE                    16000        0        0
HEWLETT PACKARD CO COM         COM              428236103     8927   246000 SH       SOLE                   246000        0        0
INTEL CORP                     COM              458140100     5190   354000 SH       SOLE                   354000        0        0
IBM CORP COM                   COM              459200101     9763   116000 SH       SOLE                   116000        0        0
JPMORGAN CHASE & CO COM        COM              46625H100     6495   206000 SH       SOLE                   206000        0        0
JOHNSON & JOHNSON COM          COM              478160104     7180   120000 SH       SOLE                   120000        0        0
LILLY ELI & CO COM             COM              532457108     5436   135000 SH       SOLE                   135000        0        0
MCDONALDS CORP COM             COM              580135101     8707   140000 SH       SOLE                   140000        0        0
MICROSOFT CORP COM             COM              594918104     7893   406000 SH       SOLE                   406000        0        0
ORACLE CORPORATION COM         COM              68389X105     6347   358000 SH       SOLE                   358000        0        0
PEPSICO INC COM                COM              713448108     8791   160500 SH       SOLE                   160500        0        0
PFIZER INC COM STK USD0.05     COM              717081103     5118   289000 SH       SOLE                   289000        0        0
PROCTER & GAMBLE CO COM        COM              742718109    12982   210000 SH       SOLE                   210000        0        0
SCHLUMBERGER LTD COM           COM              806857108     5588   132000 SH       SOLE                   132000        0        0
TIME WARNER INC                COM              887317105     3300   328000 SH       SOLE                   328000        0        0
VERIZON COMMUNICATIONS COM     COM              92343V104     4983   147000 SH       SOLE                   147000        0        0
WAL MART STORES INC COM        COM              931142103     7064   126000 SH       SOLE                   126000        0        0
YAHOO INC                      COM              984332106     3514   288000 SH       SOLE                   288000        0        0